EATON VANCE TAX-MANAGED GROWTH FUND 1.1

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

Supplement to Prospectus dated May 1, 2022

The following changes are effective July 1, 2022:

1.	The following replaces the first paragraph under “Tax-Managed Growth Fund 1.1 and 1.2.” in “Management and Organization”:

Tax-Managed Growth Fund 1.1 and 1.2. Under its investment advisory agreement with each Fund, Eaton Vance is entitled to receive an advisory fee on average daily net assets per annum that are not invested in other investment companies for which Eaton Vance or its affiliates (i) serves as adviser and (ii) receives an advisory fee, as described below. The fee is payable monthly.

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $500 million	0.6250%
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion but less than $30 billion	0.3800%
$30 billion but less than $35 billion	0.3700%
$35 billion but less than $45 billion	0.3650%
$45 billion and over	0.3600%

2.	The following replaces the first paragraph under “Tax-Managed Growth Portfolio.” in “Management and Organization”:

Tax-Managed Growth Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly investment advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $500 million	0.6250%
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion but less than $30 billion	0.3800%
$30 billion but less than $35 billion	0.3700%
$35 billion but less than $45 billion	0.3650%
$45 billion and over	0.3600%

June 30, 2022	40889 6.30.22